Related Party Transactions - Transactions with CMCC Group (Detail) - China Mobile Communications Corporation [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Entrusted loans received			¥ 8,592
Entrusted loans repaid			18,834
Short-term bank deposits received	¥ 8,611	¥ 5,552	7,274
Short-term bank deposits repaid	5,552	7,274	4,181
Interest expenses	21	7	194
Telecommunications [member]
Disclosure of transactions between related parties [line items]
Services revenue	47	159	474
Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Services revenue	188	197	191
Services charges	999	976	956
Network assets [member]
Disclosure of transactions between related parties [line items]
Leasing charges	2,494	2,738	4,376
Network capacity [member]
Disclosure of transactions between related parties [line items]
Leasing charges	¥ 1,047	¥ 2,696	¥ 4,757